Nature of business and organization (Details Narrative) - shares			1 Months Ended
	Jul. 14, 2021	Jan. 11, 2021	Feb. 29, 2024	Jun. 27, 2023	Mar. 17, 2023	Jul. 31, 2021	Apr. 15, 2021	Dec. 24, 2020	Nov. 30, 2020	Dec. 31, 2022	Dec. 09, 2022	Nov. 30, 2021	Jul. 01, 2021
Shanghai Weimu [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding equity									58.00%
VIYI Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Owned subsidiary							55.00%
Weidong [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired interest													99.00%
Equity interest transferred	100.00%	100.00%
Viwotong [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired interest										100.00%		100.00%
YY Online [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred					1.00%
CDDI [Member]
Defined Benefit Plan Disclosure [Line Items]
Owned subsidiary				55.00%
V I W O [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred						100.00%
Shenzhen Viwotong [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred			100.00%
Yao Zhaohua [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred								99.00%
Sun Yadong [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred								1.00%
Shenzhen Weiyixin [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred		100.00%
Korgas 233 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred		100.00%
VIYI Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued											3,960,396